Concentrations (Tables)	3 Months Ended
Mar. 31, 2014
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Three Months Ended March 31,
	2014		2013

Customer A	$209,626	15%	$—	—
Customer B	$164,336	12%	$83,723	47%
Customer C	$125,000	9%	$83,333	47%